Average Annual Total Returns - VIPFundsManagerFunds-ServiceService2ComboPRO - VIPFundsManagerFunds-ServiceService2ComboPRO - VIP FundsManager 20% Portfolio	Apr. 30, 2025
VIP FundsManager 20% Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	5.52%
Past 5 years	2.96%
Past 10 years	3.32%
VIP FundsManager 20% Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	5.39%
Past 5 years	2.80%
Past 10 years	3.16%
LB001
Average Annual Return:
Past 1 year	1.25%
Past 5 years	(0.33%)
Past 10 years	1.35%
F0900
Average Annual Return:
Past 1 year	5.43%
Past 5 years	2.86%
Past 10 years	3.36%